Basis of presentation and summary of significant accounting policies (Details) - Schedule of disaggregation revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of disaggregation revenue [Abstract]
Time-and-material	$ 104,583
Fixed-fee	5,705
Other	995
Total Revenues	$ 111,283	$ 118,326	$ 91,865